Post-retirement benefits - Summary of fair value of plan assets (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Equities	20.40%	20.70%
– Quoted	17.00%	16.70%
– Private	3.40%	4.00%
Bonds	63.40%	63.60%
– Government fixed income	18.40%	18.00%
– Government inflation-linked	16.20%	15.50%
– Corporate and other publicly quoted	24.10%	27.10%
– Private	4.70%	3.00%
Property	8.80%	11.00%
– Quoted property funds	3.40%	5.10%
– Unquoted property funds	5.40%	5.90%
Qualifying insurance policies	3.10%	0.10%
Cash & other	4.30%	4.60%
Total	100.00%	100.00%